NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
NOTE 4 - NOTES PAYABLE

Financing Agreement

On December 31, 2012, Christals Acquisition, LLC, a Delaware limited liability company (the "Parent"), Peekay Acquisition, LLC, a Delaware limited liability company ("Peekay Acquisition”), the subsidiaries of Peekay Acquisition listed as “Borrowers”, entered into a financing agreement with Cortland Capital Marketing Services, LLC, collateral agent for the lenders.

The Lenders issued a term loan to the Borrowers initially in the aggregate principal amount of $38,215,939, consisting of a tranche A term loan for the principal amount of $27,000,000 which expires on December 27, 2015, and bears interest at a rate of 12% per annum, and a tranche B term loan for the principal amount of $11,215,930 which expires on December 27, 2015, and bears interest at a rate of 15% per annum. The proceeds of the loans shall be used by Peekay Acquisition to make a loan to the Parent, which will use proceeds to repay certain existing indebtedness, and to finance a portion of the purchase price payable by Peekay SPA, LLC for the purchase of the issued and outstanding shares of stock of Peekay, Inc. and ConRev, Inc., each a Washington corporation (the “Acquisition Peekay”), and by the Borrowers to fund working capital of Peekay Acquisition and its subsidiaries and to pay fees and expenses related to this Agreement and the Acquisition Peekay.

The Borrowers agree to pay the following fees associated with the loans:

·	An Underwriting fee on the Term A loan equal to 2% of the total loan, and 3% on the total Term B loan.

·	An administrative fee of .24% of the average amount of the aggregate amount of the principal balance of the loans outstanding paid each quarter.

·	Borrowers shall pay to the Term A Agent, quarterly in arrears on the last day of each calendar quarter and on the date the Obligations are paid in full, an administrative fee, which shall be equal to $15,000 (or a pro rata portion of such amount, in the case of the final payment of such fee).

The loans are covered by the following covenants:

·	Certain reporting requirements

·	Maintain a Key Man life insurance policy for $2,000,000.

·	Restriction on amount of capital assets that can be purchased during the year

·	Restrictions of paying dividends or other distributions

·	Meeting certain financial covenants including an adjusted EBITDA leverage ratio and minimum liquidity requirement

The loans are guaranteed by Christals Acquisition, LLC and all its subsidiaries.

During the year ended December 31, 2014, the Company obtained three covenant waivers through Amendments to the Financing Agreements dated March 31, 2014, September 30, 2014 and December 31, 2014, which cover covenant requirements through April 30, 2015. The Company agreed to pay waiver fees totaling $955,398. A total of $191,080 in fees was paid in cash during 2014. During the first quarter of 2015, $573,239 and $95,540 was paid to the lenders on February 20, 2015 and March 31, 2015, respectively. The remaining $95,540 is due at maturity.

On June 30, 2015, the Company entered into the Fourth Amendment to its Financing Agreement. Pursuant to the Fourth Amendment, the lenders consented to, and waived any event of default relating to noncompliance with, the Financial Covenants, through September 30, 2015, subject to the following provisions:

(1) if any of our or other borrowers’ or guarantors’ Obligations (as defined in the Financing Agreement) remain outstanding as of November 15, 2015, then we and they must satisfy

○	the original leverage ratio requirement under the Financing Agreement for the period of four fiscal quarters ending September 30, 2015 as set forth in Section 7.03(a) of the Financing Agreement, and

○	the liquidity test at the end of the fiscal quarter ending September 30, 2015 as set forth in Section 7.03(b) of the Financing Agreement; and

(2) we and the other borrowers and guarantors may not make certain Permitted Management Fee (as defined in the Financing Agreement) payments until the Financial Covenants have been satisfied and all Obligations of our Company and the other borrowers and guarantors and Commitments (as defined in the Financing Agreement) have been satisfied or terminated, but such Permitted Management Fees shall continue to accrue; and

(3) we agreed to pay to the Administrative Agent (as defined in the Financing Agreement) an exit fee (the “Exit Fee”), for the account of each consenting lender, in an amount equal to the sum of 0.25% of the aggregate principal amount of the outstanding loans of such consenting lender, calculated on each of (i) the 15th day of July 2015 and the 15th day of each calendar month thereafter (if any Obligations remain outstanding on such day), and (ii) the last day of July and the last day of each calendar month thereafter (if any Obligations remain outstanding on such day). The Exit Fee is nonrefundable and deemed fully earned as of the 15th day and last day of each calendar month for the Exit Fee that accrues on such day and until paid shall constitute “Obligations” that are secured by “Collateral” (as defined in the Financing Agreement). The Exit Fee is due on the earlier to occur of (A) the Final Maturity Date (as defined in the Financing Agreement) and (B) the date which all of the other Obligations are repaid or required to be repaid in full in cash.

These waivers cover covenant requirements through June 30, 2015. We do not expect to be able to repay or otherwise satisfy or terminate all of our obligations and comply with the Financial Covenants as of November 15, 2015. We are therefore seeking to refinance the debt underlying the Financing Agreement, as amended, before this date. If we determine that we will be unable to refinance the debt by such date, we will seek to obtain additional waivers under the Financing Agreement, as amended.

Unsecured Subordinated Promissory Notes

Acquisition of the Christals Stores - On October 9, 2012, Christals Acquisition, LLC issued four promissory notes, two at $1,550,000 and two at $150,000 to the former owners of the Christals stores.  These notes bear interest at a rate of 12% and are due at maturity on January 7, 2017.  Interest is only payable prior to note maturity, if the stores sold as part of this agreement reach a certain quarterly EBITDA threshold.  During 2014, the stores did reach that threshold for one quarter and $45,000 in interest was paid to the holders.  Accrued, unpaid interest on these notes totals $863,933 at December 31, 2014.  Interest expense on these notes was $432,933 in 2014 and $376,917 in 2013.  These notes are subject to certain covenants that are defined in the purchase agreement.

Acquisition of the Peekay Stores - On December 31, 2012, Peekay Acquisition, LLC and Peekay SPA, LLC, each a Delaware limited liability company, jointly and severally promised to pay to the "Subordinated Lenders" the principal amount of $6,000,000 and $3,300,000 pursuant to a Common Stock Purchase Agreement, dated as of December 31, 2012, with interest at the rate of 9% and 12% per annum respectively.  The notes mature on December 31, 2016.  Subject to the Subordination Provisions and all other rights of the Senior Creditors arising in connection with the Senior Obligations, all unpaid principal, together with any then unpaid and accrued interest and other amounts payable hereunder, will be due and payable in cash on the earlier of the Maturity Date, and the date when, upon the occurrence and during the continuance of an Event of Default, such amounts are declared due and payable in cash by the Majority Lenders or become automatically due and payable in cash hereunder, in each case, in accordance with the terms hereof.

Payments of accrued and unpaid interest on the Subordinated Notes is due and payable in cash in arrears on the earlier of the Maturity Date or the acceleration during the occurrence of an Event of Default.  Accrued but unpaid interest shall be compounded quarterly on each March 1, June 1, September 1, and December 1, commencing on March 1, 2013 (each such date an "Interest Payment Date").  All such interest shall be paid by accretion thereof to the outstanding principal balance of the Subordinated Notes as PIK interest.  Notwithstanding anything herein to the contrary, on each Interest Payment Date, 45% of the interest then accrued in respect to the three months then ending shall be due as Cash Interest, and if permitted by provisions of the Subordination Agreement, shall be payable as Cash Interest rather than PIK interest.  By giving the Subordinated Lender five days written notice, the Company may prepay the debt, in whole or in part, without penalty or premium, with amounts paid applied to accrued, unpaid interest and then to principal.

These notes contain certain covenants that restrict the amount of distributions and dividends that the Company can make.  Interest expense for the years ended December 31, 2014 and 2013 was $997,687 and $979,357, respectively.

Unsecured Subordinated Debt:	December 31, 2014	December 31, 2013
Christals notes	$3,400,000	$3,400,000
Peekay notes	9,300,000	9,300,000
Total subordinated debt	12,700,000	12,700,000

Accrued interest payable	1,985,446	1,045,469
Total accrued interest payable	$14,685,446	$13,745,469

Financing Agreement

On December 31, 2012, Christals Acquisition, LLC, a Delaware limited liability company (the "Parent"), Peekay Acquisition, LLC, a Delaware limited liability company ("Peekay Acquisition"), the subsidiaries of Peekay Acquisition listed as "Borrowers", entered into a financing agreement with Cortland Capital Marketing Services, LLC, collateral agent for the lenders.

The Lenders issued a term loan to the Borrowers initially in the aggregate principal amount of $38,215,939, consisting of a tranche A term loan for the principal amount of $27,000,000 which expires on December 27, 2015, and bears interest at a rate of 12% per annum, and a tranche B term loan for the principal amount of $11,215,930 which expires on December 27, 2015, and bears interest at a rate of 15% per annum. The proceeds of the loans shall be used by Peekay Acquisition to make a loan to the Parent, which will use proceeds to repay certain existing indebtedness, and to finance a portion of the purchase price payable by Peekay SPA, LLC for the purchase of the issued and outstanding shares of stock of Peekay, Inc. and ConRev, Inc., each a Washington corporation (the "Acquisition Peekay"), and by the Borrowers to fund working capital of Peekay Acquisition and its subsidiaries and to pay fees and expenses related to this Agreement and the Acquisition Peekay.

The Borrowers agree to pay the following fees associated with the loans:

•	An Underwriting fee on the Term A loan equal to 2% of the total loan, and 3% on the total Term B loan.

•	An administrative fee of .24% of the average amount of the aggregate amount of the principal balance of the loans outstanding paid each quarter.

•	Borrowers shall pay to the Term A Agent, quarterly in arrears on the last day of each calendar quarter and on the date the Obligations are paid in full, an administrative fee, which shall be equal to $15,000 (or a pro rata portion of such amount, in the case of the final payment of such fee).

The loans are covered by the following covenants:

•	Certain reporting requirements

•	Maintain a Key Man life insurance policy for $2,000,000.

•	Restriction on amount of capital assets that can be purchased during the year

•	Restrictions of paying dividends or other distributions

•	Meeting certain financial covenants including an adjusted EBITDA leverage ratio and minimum liquidity requirement

The loans are guaranteed by Christals Acquisition, LLC and all its subsidiaries.

During the year ended December 31, 2014, the Company obtained three covenant waivers through Amendments to the Financing Agreements dated March 31, 2014, September 30, 2014 and December 31, 2014, which cover covenant requirements through April 30, 2015.  The Company agreed to pay waiver fees totaling $955,398.  A total of $191,080 in fees was paid in cash during 2014; $573,239 and $95,540 is payable in cash to the lenders on February 20, 2015 and March 31, 2015, respectively.  The remaining $95,540 is due at maturity.

The Company expects it will need additional covenant waivers in future periods.  There can be no assurance that the Company will be able to obtain these or other waivers, or that the Company will continue to be in compliance with the terms and conditions of its debt agreements.